Derivatives - Offsetting (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Offsetting (Details) [Abstract]
Gross amounts of recognized, asset	[1]	$ 26,807	$ 18,751
Gross amount offset in the balance sheet		0	0
Net amounts of asset/ liabilities presented in the balance sheet, asset		26,807	18,751
Gross amounts not offset in the balance sheet, financial instruments, asset		(1,142)	(794)
Gross amounts not offset in the balance sheet, cash collateral received/ pledged		(43,943)	(34,120)
Net amount, asset		(18,278)	(16,163)
Gross amounts of recognized, liability	[1]	(36,486)	(24,044)
Gross amount offset in the balance sheet		0	0
Net amounts presented in the balance sheet, liability		36,486	24,044
Gross amounts not offset in the balance sheet, financial instruments, liability		1,142	794
Gross amounts not offset in the balance sheet, cash collateral received		25,389	22,923
Net amount, liability		$ 9,955	$ 327

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.